Events occurring after the reporting period	6 Months Ended
Dec. 31, 2023
Events occurring after the reporting period
Events occurring after the reporting period

33Events occurring after the reporting period

33.1  Registrations

Subsequent to 31 December 2023, the playing registrations of certain footballers have been disposed of. Total net proceeds were £989,000 and the associated net book value was £29,000. Additionally, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £207,000 became receivable in respect of previous playing registration disposals.

Also subsequent to 31 December 2023, the playing registrations of certain players were acquired or extended for a total consideration, including associated costs, of £350,000. Sell-on fees and contingent consideration totalling £1,210,000 became payable in respect of previous playing registrations.

33.2  Completion of minority investment

On 20 February 2024, Manchester United plc announced the successful completion of a transaction with Trawlers Limited, an entity wholly owned by Sir Jim Ratcliffe, that resulted in Sir Jim Ratcliffe owning 27.7% of Manchester United plc’s voting rights. As part of this transaction, Sir Jim has invested $200 million into the club with a further $100 million to be invested by 31 December 2024.

Post transaction, Manchester United plc’s total issued share capital comprises of 56,601,130 Class A shares and 114,301,320 Class B shares.

33.3  Changes to the board of directors of Manchester United plc

In conjunction with the transaction detailed in Note 33.2, on 21 February 2024, two individuals designated by Sir Jim Ratcliffe, John Reece and Rob Nevin, were appointed as members of the board of directors of Manchester United plc. Richard Arnold formally resigned from his directorship on 15 February 2024.

33.4  Repayment of revolving facilities

On 28 February 2024, a repayment of the Group’s revolving facilities of £120 million was made. This comprised of a repayment of £35 million under our initial facility with Bank of America, a £52.5 million repayment under our bilateral facility with Bank of America and a £32.5 million repayment under our facility with Santander. This took the total drawdown as of 28 February 2024 to £140 million from available facilities of £300 million.